Taxes	12 Months Ended
Dec. 31, 2024
Taxes
Taxes

Note 20 – Taxes

Prepaid taxes

Prepaid taxes as of December 31, 2024 and 2023 consisted of the following:

	December 31,	December 31,
	2024	2023
Prepaid value-added tax	$464,963	$494,439
Others	3,494	4,734
Total	$468,457	$499,173

Taxes payable

Taxes payable as of December 31, 2024 and 2023 consisted of the following:

	December 31,	December 31,
	2024	2023
Corporation income tax payable	$1,428,586	$1,033,043
Other tax payable	133,055	153,914
Total	$1,561,641	$1,186,957

Corporation income tax (“CIT”)

Tantech BVI was incorporated in the BVI and is not subject to income taxes under the current laws of BVI. EPakia Gohomeway Holding and Gohomeway were incorporated in Delaware and California, United States and are subject to a combined U.S. federal and state statutory income tax rate at 28%. EPakia Canada was incorporated in Alberta, Canada and is subject to a combined federal and provincial statutory income tax rate at 23%. USCNHK Holdings, China East and Euroasia are holding companies registered in Hong Kong and have no operating profit for tax liabilities.

The Group’s subsidiaries in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which has been effective since January 1, 2008.

The following table reconciles PRC statutory rates to the Group’s effective tax rates for the years ended December 31, 2024, 2023 and 2022:

	Years ended December 31,
	2024	2023	2022
Statutory PRC income tax rate	25%	25%	25%
Favorable tax rate impact	341%	3%	5%
Permanent difference and others	53%	(4)%	7%
Changes of deferred tax assets valuation allowances	79%	2%	7%
Total	498%	26%	44%

Income tax expense consisted of the following:

	Years ended December 31,
	2024	2023	2022
Current	$3,111,047	$2,364,489	$3,141,969
Deferred	-	-	-
Total	$3,111,047	$2,364,489	$3,141,969

Significant components of deferred tax assets are as follows:

	December 31,	December 31,
	2024	2023
Deferred tax assets:
Allowance for credit losses and other markdown and impairments	$1,145,662	$1,250,752
Valuation allowance	(1,145,662)	(1,250,752)
Total	$-	$-

At December 31, 2024 and 2023, the Group has provided full valuation allowance for deferred tax assets that the Group estimated it could not realize due to expected future operating loss in certain entities. As of December 31, 2024 and 2023, the valuation allowance was $1,145,662 and $1,250,752, respectively. The Group’s management reviews this valuation allowance periodically and makes adjustments as necessary.